Shareholder Fees - FidelitySAIRealEstateFund-PRO	Jul. 10, 2024 USD ($)
FidelitySAIRealEstateFund-PRO | Fidelity SAI Real Estate Fund
Shareholder Fees:
(fees paid directly from your investment)	none